Finance Costs (Tables)	6 Months Ended
Jun. 30, 2026
Finance Costs [Abstract]
Schedule of Finance Costs
	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Interests on borrowings	4,128	4,607
Interests on lease liabilities	7	7
Effective interest on redeemable shares classified as financial liabilities	3,208	-
Total	7,343	4,614